Quarterly Report
March 31, 2024
MFS®  Investors Trust Series
MFS® Variable Insurance Trust
VGI-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.4%
Honeywell International, Inc.	59,298	$12,170,914
Howmet Aerospace, Inc.	234,069	16,017,342
		$28,188,256
Alcoholic Beverages – 1.5%
Diageo PLC	173,258	$6,397,412
Pernod Ricard S.A.	38,001	6,147,556
		$12,544,968
Apparel Manufacturers – 1.0%
LVMH Moet Hennessy Louis Vuitton SE	9,344	$8,404,341
Brokerage & Asset Managers – 1.2%
Charles Schwab Corp.	67,916	$4,913,043
CME Group, Inc.	23,902	5,145,862
		$10,058,905
Business Services – 1.6%
Fiserv, Inc. (a)	82,493	$13,184,031
Cable TV – 1.0%
Cable One, Inc.	6,553	$2,772,771
Comcast Corp., “A”	127,306	5,518,715
		$8,291,486
Computer Software – 13.5%
Adobe Systems, Inc. (a)	13,474	$6,798,980
Check Point Software Technologies Ltd. (a)	65,039	10,667,046
Dun & Bradstreet Holdings, Inc.	267,322	2,683,913
Microsoft Corp.	179,734	75,617,689
Salesforce, Inc.	57,161	17,215,750
		$112,983,378
Computer Software - Systems – 3.2%
Apple, Inc.	155,841	$26,723,615
Construction – 1.3%
Allegion PLC	28,298	$3,812,024
Summit Materials, Inc., “A” (a)	168,620	7,515,393
		$11,327,417
Consumer Products – 2.3%
Colgate-Palmolive Co.	112,480	$10,128,824
Kenvue, Inc.	409,593	8,789,866
		$18,918,690
Electrical Equipment – 3.7%
AMETEK, Inc.	46,735	$8,547,831
Fortive Corp.	16,187	1,392,406
Johnson Controls International PLC	125,986	8,229,405
TE Connectivity Ltd.	86,053	12,498,338
		$30,667,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 10.2%
Analog Devices, Inc.	67,090	$13,269,731
Applied Materials, Inc.	54,015	11,139,514
ASML Holding N.V.	9,857	9,487,854
Lam Research Corp.	4,828	4,690,740
NVIDIA Corp.	44,218	39,953,616
Texas Instruments, Inc.	41,681	7,261,247
		$85,802,702
Energy - Independent – 2.7%
ConocoPhillips	176,716	$22,492,412
Energy - Integrated – 1.4%
Exxon Mobil Corp.	103,489	$12,029,561
Food & Beverages – 0.8%
Mondelez International, Inc.	94,254	$6,597,780
Forest & Paper Products – 0.4%
Rayonier, Inc., REIT	89,658	$2,980,232
Health Maintenance Organizations – 1.8%
Cigna Group	40,567	$14,733,529
Insurance – 3.1%
Aon PLC	23,102	$7,709,600
Chubb Ltd.	41,747	10,817,900
Willis Towers Watson PLC	28,401	7,810,275
		$26,337,775
Internet – 5.4%
Alphabet, Inc., “A” (a)	289,122	$43,637,183
Alphabet, Inc., “C” (a)	10,179	1,549,855
		$45,187,038
Leisure & Toys – 1.1%
Electronic Arts, Inc.	66,978	$8,885,971
Machinery & Tools – 1.4%
Eaton Corp. PLC	38,816	$12,136,987
Major Banks – 5.9%
Bank of America Corp.	307,719	$11,668,704
Goldman Sachs Group, Inc.	32,060	13,391,141
JPMorgan Chase & Co.	122,192	24,475,058
		$49,534,903
Medical & Health Technology & Services – 1.4%
ICON PLC (a)	35,793	$12,024,658
Medical Equipment – 4.0%
Agilent Technologies, Inc.	71,640	$10,424,336
Becton, Dickinson and Co.	41,864	10,359,247
Medtronic PLC	146,737	12,788,130
		$33,571,713

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 4.4%
Mastercard, Inc., “A”	35,100	$16,903,107
Visa, Inc., “A”	71,110	19,845,379
		$36,748,486
Pharmaceuticals – 6.2%
Eli Lilly & Co.	18,186	$14,147,981
Merck & Co., Inc.	73,074	9,642,114
Pfizer, Inc.	307,886	8,543,836
Vertex Pharmaceuticals, Inc. (a)	32,902	13,753,365
Zoetis, Inc.	37,647	6,370,249
		$52,457,545
Pollution Control – 0.7%
Waste Management, Inc.	29,482	$6,284,088
Railroad & Shipping – 0.6%
Canadian Pacific Kansas City Ltd.	55,641	$4,905,867
Specialty Chemicals – 2.1%
DuPont de Nemours, Inc.	108,438	$8,313,941
Linde PLC	20,614	9,571,493
		$17,885,434
Specialty Stores – 8.2%
Amazon.com, Inc. (a)	175,552	$31,666,070
Costco Wholesale Corp.	16,836	12,334,559
Home Depot, Inc.	34,469	13,222,308
Target Corp.	57,777	10,238,662
Tractor Supply Co.	5,759	1,507,246
		$68,968,845
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT	68,139	$13,463,585
Trucking – 0.5%
J.B. Hunt Transport Services, Inc.	19,314	$3,848,315
Utilities - Electric Power – 1.6%
Southern Co.	92,576	$6,641,402
Xcel Energy, Inc.	131,910	7,090,163
		$13,731,565
Total Common Stocks		$831,902,058
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.38% (v)	1,544,200	$1,544,508

Other Assets, Less Liabilities – 0.6%		5,297,530
Net Assets – 100.0%		$838,744,096
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,544,508 and $831,902,058, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$831,902,058	$—	$—	$831,902,058
Mutual Funds	1,544,508	—	—	1,544,508
Total	$833,446,566	$—	$—	$833,446,566
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,512,055	$30,581,383	$30,548,156	$(680)	$(94)	$1,544,508
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,806	$—